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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08873

American Fidelity Dual Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

2000 N. Classen
Oklahoma City, Oklahoma  73106

(Address of principal executive offices)  (Zip code)

Stephen P. Garrett
American Fidelity Assurance Company
2000 N. Classen
Oklahoma City, Oklahoma  73106

(Name and address of agent for service)

Registrant’s telephone number, including area code:  405.523.5200

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:                      Report to Shareholders

Semi-Annual Report June 30, 2012

June 30, 2012

Dear Participant:

Despite Europe and its impact on US consumer confidence, the US stock market has held up well.  During the first six months of this year, on a total return basis, the S&P 500 index was up 9.5%.  For the last twelve months, the same index was up 5.5%  As expressed in the stock market and other data, the US economy is recovering.  The housing market has begun to lift off the bottom, motor vehicle sales continue to be strong and employment is slowly improving.

The Dual Strategy Fund continues to maintain equal commitments to the value and growth styles of investing in US stocks.  Those two distinct styles have proven durable over time, but have not moved in exact tandem.  Thus, the Fund stands ready to benefit from which of those two approaches is doing best at the time.

Sincerely,

David R. Carpenter, President
American Fidelity Dual Strategy Fund, Inc.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Assets and Liabilities
June 30, 2012
(Unaudited)

Assets
Investments, at fair value (cost $146,118,151)	$166,820,683
Accrued interest and dividends	208,535
Accounts receivable for securities sold	1,209,979
Total assets	168,239,197
Liabilities
Accounts payable for securities purchased	2,592,987
Total liabilities	2,592,987
Net assets	$165,646,210
Composition of net assets:
Net capital paid in on shares of capital stock	$146,145,999
Undistributed net investment income	2,878,766
Accumulated net realized losses	(4,081,088)
Unrealized appreciation on investments	20,702,533
Net assets (equivalent to $10.97 per share based on
15,103,616 shares of capital stock outstanding)	$165,646,210
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Operations
Six months ended June 30, 2012
(Unaudited)
Investment income:
Income:
Dividends (net of foreign taxes paid of $33,978)	$1,459,862
Interest	2,838
1,462,700
Expenses:
Investment advisory fees	418,890
Net investment income	1,043,810
Realized gains on investments:
Proceeds from sales	60,845,158
Cost of securities sold	55,103,748
Net realized gains on investments	5,741,410
Unrealized appreciation on investments, end of period	20,702,533
Unrealized appreciation on investments, beginning of year	13,503,017
Change in unrealized appreciation on investments	7,199,516
Net increase in net assets resulting from operations	$13,984,736
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statements of Changes in Net Assets
Six months ended June 30, 2012 and Year ended December 31, 2011
(Unaudited)
	2012	2011
Increase (decrease) in net assets from operations:
Net investment income	$1,043,810	1,827,595
Net realized gains on investments	5,741,410	11,163,399
Change in unrealized appreciation (depreciation) on investments	7,199,516	(12,657,592)
Net increase in net assets resulting
from operations	13,984,736	333,402
Distributions to shareholders:
Investment income	—	(1,600,000)
Total distributions to shareholders	—	(1,600,000)
Changes from capital stock transactions	(5,604,600)	(7,582,132)
Increase (decrease) in net assets	8,380,136	(8,848,730)
Net assets, beginning of year	157,266,074	166,114,804
Net assets, end of period	$165,646,210	157,266,074
Undistributed net investment income	$2,878,766	1,834,956
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Financial Highlights
(Unaudited)

	Six months ended	____________________Year Ended December 31________________________
	June 30
	2012	2011	2010	2009	2008
Per share data (1):
Net investment income (loss)	$0.07	0.12	0.10	0.11	0.14
Net realized and unrealized gains (losses) from securities	0.82	(0.11)	1.52	1.65	(4.88)
	0.89	0.01	1.62	1.76	(4.74)
Distributions- investment income	-	(0.10)	(0.12)	(0.13)	(0.16)
Distributions – capital gains	-	-	—	—	(0.27)
Net increase (decrease) in net asset unit value	0.89	(0.09)	1.50	1.63	(5.17)
Net asset unit value, beginning of period	10.08	10.17	8.67	7.04	12.21
Net asset unit value, end of period	$10.97	10.08	10.17	8.67	7.04
Net assets outstanding, end of period	$165,646,210	175,100,642	166,114,804	147,268,249	119,218,457
Ratios:
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.24%	1.09%	1.11%	1.46%	1.39%
Portfolio turnover rate	33.79%	69.91%	102.34%	135.04%	84.35%
Total return (2)	0.57%	0.06%	18.73%	25.01%	(38.60)%

(1) Per share calculations were performed using the average shares outstanding method.

(2) Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund's shares.

See accompanying notes to the financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
June 30, 2012

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Amusement and Recreation Services:
The Walt Disney Company	10,605	$514,343	0.31%
		514,343	0.31%
Apparel and Accessory Stores:
American Eagle Outfitters, Inc.	17,600	347,248	0.21%
Foot Locker, Inc.	10,900	333,322	0.20%
Nordstrom, Inc.	5,765	286,463	0.17%
Ross Stores, Inc.	27,562	1,721,798	1.04%
The Gap, Inc.	46,000	1,258,560	0.76%
The TJX Companies, Inc.	17,386	746,381	0.45%
		4,693,772	2.83%
Apparel and Other Finished Products:
PVH Corp.	4,700	365,613	0.22%
		365,613	0.22%
Auto Dealers, Gas Stations:
Autozone, Inc. *	3,114	1,143,367	0.69%
		1,143,367	0.69%
Building Materials and Garden Supplies:
Lowe's Companies, Inc.	67,000	1,905,480	1.15%
The Home Depot, Inc.	7,500	397,425	0.24%
Tractor Supply Company	6,845	568,546	0.34%
		2,871,451	1.73%
Business Services:
Accenture plc **	38,589	2,318,813	1.40%
Alliance Data Systems Corporation *	5,200	702,000	0.42%
Automatic Data Processing, Inc.	10,760	598,902	0.36%
CA, Inc.	25,300	685,377	0.41%
Cerner Corporation *	1,960	162,014	0.10%
Check Point Software Technologies LTD. * **	4,260	211,253	0.13%
eBay Inc. *	12,670	532,267	0.32%
Google Inc. *	1,252	726,248	0.44%
IHS Inc. *	2,170	233,774	0.14%
International Business Machines Corporation	25,281	4,944,458	2.99%
Intuit Inc.	31,879	1,892,019	1.14%
Microsoft Corporation	93,119	2,848,510	1.72%
NetSuite Inc. *	3,075	168,418	0.10%
Oracle Corporation	27,930	829,521	0.50%
priceline.com Incorporated *	635	421,970	0.26%
Salesforce.com, Inc. *	3,099	428,468	0.26%
SAP AG **	11,700	694,512	0.42%
Symantec Corporation *	43,966	642,343	0.39%
The Western Union Company	27,600	464,784	0.28%
Tyco International Ltd. **	10,005	528,764	0.32%
Verisk Analytics, Inc. *	6,465	318,466	0.19%
Visa Inc.	8,000	989,040	0.60%
VMware Inc. *	5,515	502,086	0.30%
		21,844,007	13.19%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
June 30, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Chemicals and Allied Products:
Abbott Laboratories	38,600	$2,488,542	1.50%
Agrium Inc. **	1,200	106,164	0.06%
Air Products & Chemicals, Inc.	1,200	96,876	0.06%
Allergan, Inc.	5,810	537,832	0.32%
Amgen Inc.	6,600	482,064	0.29%
Biogen Idec Inc. *	2,640	381,163	0.23%
Bristol-Myers Squibb Company	32,535	1,169,633	0.71%
Celanese Corporation	2,485	86,031	0.05%
Celgene Corporation *	11,541	740,471	0.45%
CF Industries Holdings, Inc.	600	116,244	0.07%
Colgate-Palmolive Company	2,015	209,762	0.13%
E.I. du Pont de Nemours and Company	14,575	737,058	0.44%
Eastman Chemical Company	2,100	105,777	0.06%
Ecolab Inc.	5,315	364,237	0.22%
Eli Lilly and Company	10,500	450,555	0.27%
FMC Corporation	4,135	221,140	0.13%
Gilead Sciences, Inc. *	14,461	741,560	0.45%
Johnson & Johnson	32,290	2,181,512	1.32%
Medivation, Inc. *	2,850	260,490	0.16%
Merck & Co., Inc.	50,700	2,116,725	1.28%
Monsanto Company	10,215	845,598	0.51%
Novo Nordisk A/S **	1,930	280,506	0.17%
Perrigo Company	2,740	323,128	0.20%
Pfizer Inc.	19,700	453,100	0.27%
PPG Industries, Inc.	8,095	859,041	0.52%
Praxair, Inc.	3,960	430,571	0.26%
Sanofi-Aventis **	13,000	491,140	0.30%
Sigma-Aldrich Corporation	2,995	221,420	0.13%
The Dow Chemical Company	3,000	94,500	0.06%
		17,592,840	10.62%
Communications:
AT&T Inc.	11,670	416,152	0.25%
CBS Corporation	42,914	1,406,721	0.85%
Discovery Communications, Inc. *	14,557	786,078	0.48%
Level 3 Communications, Inc. *	47,266	1,046,942	0.63%
NII Holdings, Inc. *	16,300	166,749	0.10%
Time Warner Cable Inc.	10,488	861,065	0.52%
		4,683,707	2.83%
Depository Institutions:
Fifth Third Bancorp	23,500	314,900	0.19%
JPMorgan Chase & Co.	9,900	353,727	0.21%
KeyCorp	43,100	333,594	0.20%
Regions Financial Corporation	50,200	338,850	0.21%
U.S. Bancorp	50,750	1,632,120	0.99%
Wells Fargo & Company	19,520	652,749	0.39%
		3,625,940	2.19%
Durable Goods, Wholesale:
Reliance Steel & Alumnium Co.	2,200	111,100	0.07%
W.W. Grainger, Inc.	2,155	412,122	0.25%
		523,222	0.32%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
June 30, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Eating and Drinking Places:
Chipotle Mexican Grill, Inc. *	510	$193,775	0.12%
McDonald’s Corporation	5,800	513,474	0.31%
Starbucks Corporation	14,055	749,413	0.45%
Yum! Brands, Inc.	5,210	335,628	0.20%
		1,792,290	1.08%
Electric, Gas, and Sanitary Services:
Ameren Corporation	6,100	204,594	0.12%
American Electric Power Company, Inc.	5,400	215,460	0.13%
DTE Energy Company	3,500	207,655	0.12%
Edison International	4,600	212,520	0.13%
Entergy Corporation	2,900	196,881	0.12%
FirstEnergy Corp.	4,400	216,436	0.13%
NRG Energy, Inc. *	13,700	237,832	0.14%
NV Energy, Inc.	12,800	225,024	0.14%
ONEOK, Inc.	17,880	756,503	0.46%
Pinnacle West Capital Corporation	4,100	212,134	0.13%
Public Service Enterprise Group Incorporated	6,200	201,500	0.12%
Stericycle, Inc. *	5,645	517,477	0.31%
Teco Energy, Inc.	10,700	193,242	0.12%
The Williams Companies, Inc.	30,310	873,534	0.53%
		4,470,792	2.70%
Electronic and Other Electric Equipment:
Ametek, Inc	3,965	197,893	0.12%
Amphenol Corporation	11,500	631,580	0.38%
ASML Holding N.V. **	13,100	673,602	0.41%
Broadcom Corporation	27,114	916,453	0.55%
General Electric Company	20,970	437,015	0.27%
Intel Corporation	51,783	1,380,017	0.83%
Molex Incorporated	85,900	1,737,757	1.05%
Qualcomm Incorporated	25,636	1,427,412	0.86%
		7,401,729	4.47%
Engineering, Accounting, Research, Mgmt and Relation Services:
ABB Ltd **	15,700	256,224	0.15%
		256,224	0.15%
Fabricated Metal Products:
Ball Corporation	2,500	102,625	0.06%
Parker-Hannifin Corporation	12,459	957,848	0.58%
		1,060,473	0.64%
Food and Kindred Products:
Anheuser-Busch InBev SA/NV **	21,850	1,740,353	1.05%
Archer-Daniels-Midland Company	3,400	100,368	0.06%
Bunge Limited **	1,700	106,658	0.06%
Corn Products International, Inc.	2,000	99,040	0.06%
Diageo plc **	4,575	471,545	0.28%
Kraft Foods Inc.	10,835	418,448	0.25%
McCormick & Company, Incorporated	3,515	213,185	0.13%
Mead Johnson Nutrition Company	4,690	377,592	0.23%
Monster Beverage Corporation *	7,055	502,316	0.31%
The Coca-Cola Company	12,077	944,301	0.57%
The Hershey Company	1,480	106,604	0.07%
		5,080,410	3.07%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
June 30, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Food Stores:
Safeway Inc.	23,800	$431,970	0.26%
Whole Foods Market, Inc.	5,255	500,907	0.30%
		932,877	0.56%
Furniture and Fixtures:
Johnson Controls, Inc.	7,800	216,138	0.13%
		216,138	0.13%
General Merchandise:
Costco Wholesale Corporation	2,400	228,000	0.14%
Dillard's, Inc.	5,400	343,872	0.21%
Dollar Tree, Inc. *	20,312	1,092,786	0.66%
Macy's, Inc.	28,685	985,330	0.59%
		2,649,988	1.60%
Heavy Construction Non-Building:
Flour Corporation	21,850	1,078,079	0.65%
KBR, Inc.	8,900	219,919	0.13%
		1,297,998	0.78%
Holding and Other Investment Offices:
Brookfield Asset Management Inc. **	60,800	2,012,480	1.21%
Digital Realty Trust, Inc.	8,535	640,722	0.39%
		2,653,202	1.60%
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	15,478	956,540	0.58%
		956,540	0.58%
Hotels, Other Lodging Places:
Wyndham Worldwide Corporation	6,900	363,906	0.22%
		363,906	0.22%
Industrial Machinery and Equipment:
Apple Computer, Inc. *	6,061	3,539,624	2.14%
Cisco Systems, Inc.	39,214	673,304	0.41%
Cummins Engine, Inc.	10,474	1,015,035	0.61%
Dover Corporation	27,300	1,463,553	0.88%
Eaton Corporation	6,100	241,743	0.15%
EMC Corporation *	50,124	1,284,678	0.77%
F5 Networks, Inc. *	5,963	593,676	0.36%
Fortinet, Inc. *	8,670	201,317	0.12%
Lam Research Corporation *	18,692	705,436	0.43%
National Oilwell Varco, Inc.	14,355	925,036	0.56%
Pitney Bowes, Inc.	18,800	281,436	0.17%
SanDisk Corporation *	16,666	607,976	0.37%
SPX Corporation	2,910	190,081	0.11%
Teradata Corporation *	23,134	1,665,879	1.00%
The Timken Company	5,100	233,529	0.14%
Western Digital Corporation *	19,935	607,619	0.37%
		14,229,922	8.59%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
June 30, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Instruments and Related Products:
3M Company	2,900	$259,840	0.16%
Agilent Technologies, Inc.	18,280	717,307	0.43%
Baxter International Inc.	50,452	2,681,524	1.62%
C.R. Bard, Inc.	7,637	820,519	0.50%
Danaher Corporation	26,331	1,371,318	0.83%
Intuitive Surgical, Inc. *	985	545,483	0.33%
KLA-Tencor Corporation	15,580	767,315	0.46%
Medtronic, Inc.	18,756	726,420	0.44%
Northrop Grumman Corporation	10,100	644,279	0.39%
Roper Industries, Inc.	13,748	1,355,278	0.82%
Stryker Corporation	13,791	759,884	0.46%
The Cooper Companies, Inc.	10,163	810,601	0.49%
Thermo Fisher Scientific Inc.	7,075	367,263	0.22%
Trimble Navigation Limited *	4,120	189,561	0.11%
Zimmer Holdings, Inc.	7,300	469,828	0.28%
		12,486,420	7.54%
Insurance Carriers:
Ace LTD. **	4,400	326,172	0.20%
Aetna Inc.	22,070	855,654	0.52%
Assurant, Inc.	8,300	289,172	0.17%
Axis Capital Holdings Limited **	55,000	1,790,250	1.08%
Berkshire Hathaway Inc. *	20,300	1,691,599	1.02%
Humana Inc.	5,900	456,896	0.27%
Lincoln National Corporation	15,000	328,050	0.20%
Metlife Capital Trust, Inc.	10,400	320,840	0.19%
Principal Financial Group, Inc.	13,300	348,859	0.21%
Prudential Financial, Inc.	6,800	329,324	0.20%
RenaissanceRe Holdings Ltd. **	21,550	1,638,016	0.99%
The Chubb Corporation	4,500	327,690	0.20%
The Hartford Financial Services Group, Inc.	18,700	329,681	0.20%
The Travelers Companies, Inc.	5,400	344,736	0.21%
UnitedHealth Group Incorporated	21,792	1,274,832	0.77%
Unum Group	15,900	304,167	0.18%
Wellpoint, Inc.	6,500	414,635	0.25%
		11,370,573	6.86%
Leather and Leather Products:
Coach, Inc.	12,176	712,052	0.43%
		712,052	0.43%
Lumber and Wood Products:
Leucadia National Corporation	91,000	1,935,570	1.17%
		1,935,570	1.17%
Metal Mining:
Cliffs Natural Resources Inc.	1,900	93,651	0.06%
Freeport-McMoRan Copper & Gold Inc.	21,354	727,531	0.44%
		821,182	0.50%
Mining, Quarry Nonmetal Minerals:
Teck Resources Limited **	3,200	99,008	0.06%
		99,008	0.06%
Miscellaneous Retail:
CVS Caremark Corp	15,988	747,119	0.45%
IAC/InteractiveCorp	11,730	534,888	0.32%
PetSmart, Inc.	19,483	1,328,351	0.80%
Sally Beauty Holdings, Inc. *	7,600	195,624	0.12%
		2,805,982	1.69%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
June 30, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Nondepository Institutions:
American Express Company	27,258	$1,586,688	0.96%
Discover Financial Services	9,900	342,342	0.21%
SLM Corporation	23,500	369,185	0.22%
		2,298,215	1.39%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	32,695	1,286,548	0.78%
Cardinal Health, Inc.	11,500	483,000	0.29%
McKesson Corporation	12,838	1,203,563	0.72%
		2,973,111	1.79%
Oil and Gas Extraction:
Apache Corporation	3,200	281,248	0.17%
Cabot Oil & Gas Corporation	8,350	328,990	0.20%
Encana Corporation **	86,800	1,808,044	1.09%
Eni S.p.A **	7,000	297,640	0.18%
Helmerich & Payne, Inc.	5,800	252,184	0.15%
Nabors Industries Ltd. * **	19,400	279,360	0.17%
Noble Corporation **	64,600	2,101,438	1.27%
Occidental Petroleum Corporation	3,500	300,195	0.18%
Plains Exploration & Production Company *	28,000	985,040	0.59%
Royal Dutch Shell PLC **	4,400	296,692	0.18%
Schlumberger N.V. (Schlumberger Limited) **	36,050	2,340,006	1.41%
Southwestern Energy Company *	18,025	575,538	0.35%
Talisman Energy Inc. **	25,900	296,814	0.18%
Transocean LTD. **	5,900	263,907	0.16%
		10,407,096	6.28%
Paper and Allied Products:
International Paper Company	3,400	98,294	0.06%
Kimberly-Clark Corporation	5,800	485,866	0.29%
		584,160	0.35%
Petroleum Refining and Related Industries:
BP PLC-Spons ADR **	7,300	295,942	0.18%
Chevron Corporation	2,792	294,556	0.18%
ConocoPhillips	5,500	307,340	0.18%
Exxon Mobil Corporation	16,150	1,381,956	0.83%
Total SA **	6,100	274,195	0.17%
Valero Energy Corporation	13,000	313,950	0.19%
		2,867,939	1.73%
Primary Metal Industries:
Alcoa Inc.	11,400	99,750	0.06%
Nucor Corporation	2,600	98,540	0.06%
Steel Dynamics, Inc.	9,200	108,100	0.06%
		306,390	0.18%
Printing, Publishing, & Allied Lines:
R.R. Donnelley & Sons Company	24,800	291,896	0.18%
		291,896	0.18%
Railroad Transportation:
Union Pacific Corporation	9,240	1,102,424	0.67%
		1,102,424	0.67%
Real Estate:
PICO Holdings, Inc. *	72,200	1,618,002	0.98%
		1,618,002	0.98%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
June 30, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Rubber & Miscellaneous Plastic Products:
Armstrong World Industries, Inc.	5,185	$254,895	0.15%
Nike, Inc.-Class B	2,980	261,584	0.16%
		516,479	0.31%
Security and Commodity Brokers:
Affiliated Managers Group, Inc. *	2,060	225,467	0.14%
Ameriprise Financial, Inc.	6,800	355,368	0.21%
Franklin Resources, Inc.	9,358	1,038,644	0.63%
The Goldman Sachs Group, Inc.	3,300	316,338	0.19%
		1,935,817	1.17%
Service Necessity:
Subsea 7 S.A. * **	30,200	595,242	0.36%
		595,242	0.36%
Transportation By Air:
Bristow Group Inc.	31,000	1,260,770	0.76%
		1,260,770	0.76%
Transportation Equipment:
Autoliv, Inc.	4,600	251,436	0.15%
Honeywell International Inc.	14,060	785,110	0.48%
Navistar International Corporation *	9,400	266,678	0.16%
Polaris Industries Inc.	4,600	328,808	0.20%
The Boeing Company	10,527	782,156	0.47%
TRW Automotive Holdings Corp *	6,200	227,912	0.14%
		2,642,100	1.60%
Transportation Services:
Expedia, Inc.	15,807	759,842	0.46%
		759,842	0.46%
Total common stocks (cost $140,908,489)		161,611,021	97.56%
Short-Term Investments:
AIM Money market funds (.02013% at June 30, 2012)	5,209,662	5,209,662	3.15%
Total short-term investments (cost $5,209,662)		5,209,662	3.15%
Total investments (cost $146,118,151)		166,820,683	100.71%
Other assets and liabilities, net		(1,174,473)	-0.71%
Total net assets		$165,646,210	100.00%

* Presently not producing dividend income
** Foreign Investments (13.64% of net assets)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2012

(1)	Summary of Significant Accounting Policies

(a)	General

American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA).

The Fund’s investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

Shares of the Fund are only available to separate accounts of American Fidelity Assurance or other insurance companies to fund the benefits of variable annuity contracts.

(b)	Investments

The Fund’s investments are valued based on market value quotations, when available. Investments in corporate stocks are valued by a third-party servicer, Interactive Data Services. Securities for which published quotations are not available are valued based on policies approved by the Fund’s Board of Directors, generally at the quotation obtained from pricing services, such as Bloomberg L.P. Securities whose values have been materially affected by what the Fund’s investment adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the board of directors.  Short-term investments are valued on the basis of cost, which approximates market, and include all investments with maturities less than one year.

The Fund’s portfolio of investments is diversified such that not more than 5% of the value of the total assets of the Fund is invested in any one issuer and not more than 25% is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2012

Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund’s investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are   recorded as reductions of dividend income.

The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

In 2012, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $55,838,107 and $60,845,158 respectively, net of brokerage commissions.

The gross unrealized appreciation and depreciation on investments at June 30, 2012 for financial reporting purposes was $25,126,029 and $4,423,496 respectively.

The Fund groups its financial assets measured in three levels, based on inputs and assumptions used to determine fair value.  These levels are as follows:

Level 1 – quoted prices in active markets for identical securities.  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of June 30, 2012.  See Schedule of Portfolio Investments for industry categorization.

Level 1 - Quoted Prices	$166,820,683
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$166,820,638

(c)	Income Taxes

Management of the Fund believes that the Fund will continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2012

The Fund’s policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

During 2011, the Fund generated net capital loss for tax purposes of $11,027,513.  These 2011 capital gains will be fully offset by the capital loss carryovers from prior years for tax purposes.  Of the $9,152,593 in net capital loss carryover at December 31, 2011, $9,152,593 will not expire if utilized by December 31, 2017. The Fund’s board of directors will not distribute a realized gain dividend to the extent a capital loss carryover offsets capital gains.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The Fund recognizes and measures unrecognized tax positions in accordance with Financial Accounting Standards Board (FASB), Accounting Standards Codification (ASC) 740, Income Taxes.  The Fund has no unrecognized tax positions as of December 31, 2011.

As of December 31, 2011, the fund has no accrued interest and penalties related to unrecognized tax positions.  The Fund would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

The tax years 2008 through 2011 remain open to examination by the major taxing jurisdictions to which the Fund is subject. The Fund is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(d)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2012

(e)	Distributions to Shareholders

Dividends to shareholders from net investment income, if any, are paid annually.  Dividends to shareholders from capital gains, if any are paid annually. These ordinary and capital gain dividends are paid as required to comply with Federal tax requirements.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. A capital gain distribution was not declared in 2011 or 2010.

(f)	Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU No. 2011-04). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

(2)	Transactions With Affiliates

The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund’s average daily net assets. AFA has engaged four sub-advisors who receive fees based on a percentage of the Fund’s daily net assets. The subadvisors’ fees are paid by AFA.

AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

Certain officers and directors of the Fund are also officers and directors of AFA.

(3)	Distributions to Shareholders

Dividends for 2012 will be declared sometime before September 15, 2012.  On November 15, 2011, a dividend of $0.10 per share was distributed from ordinary income, which amounts to $1,600,000.  There were no capital gains for 2011.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2012

The tax character of distributions paid during the six month ended June 30, 2012 and years ended December 31, 2011 was as follows:

Distribution to Shareholders:	2012	2011
Dividends paid from:
Ordinary income	$—	1,600,000
Long-term capital gain	—	—
	—	1,600,000
Return of capital	—	—
Total distributions to shareholders	$—	1,600,000

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,767,764
Undistributed long-term loss	(9,152,593)
Unrealized appreciation	12,900,303
Distributable earnings	$5,515,474

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2012

(4)	Changes From Capital Stock Transactions

As of six months ended June 30, 2012 and year ended December 31, 2011, 200,000,000 shares of $0.001 par value capital stock were authorized.

Transactions in capital stock were as follows:

	2012	2011	2012	2011
Shares sold	69,995	162,687	$767,302	1,699,963
Shares issued in reinvestment of
dividends and distributions	—	155,024	—	1,600,000
	69,995	317,711	767,302	3,299,963
Shares redeemed	(574,750)	(1,043,181)	(6,371,902)	(10,882,095)
Increase (decrease) in net assets derived
from capital stock transactions	(504,755)	(725,470)	$(5,604,600)	(7,582,132)

(5)	Subsequent Events

The Fund has evaluated subsequent events through the date the financial statements were issued.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur a management fee.  The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 - June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period; however, you may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  As a result, the second line of the table is useful in comparing ongoing costs only; it will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

	Beginning Account Value January 1, 2012	Ending Account Value Value June 30, 2012	Expenses Paid During Period* Jan. 1 - June 30, 2012
Actual	$1,000.00	$1,088.43	$2.7050
Hypothetical (Assumes 5% return before expenses)	$1,000.00	$1,024.73	$2.5034

*Expenses are equal to the Fund’s annualized expenses ratio of 0.50%, multiplied by the average account value over the period, multiplied by 0.4945355 (the number of days in most recent fiscal half-year/366 (to reflect the one-half year period)).

PORTFOLIO HOLDINGS

The following table depicts the portfolio holdings of the Fund by type of security and industry sector, showing the percentage of net asset value or total investments attributable to each as of June 30, 2012.

Portfolio Holdings	Percentage of Net Assets
Amusement and Recreation Services:	0.31%
Apparel and Accessory Stores:	2.83%
Apparel and Other Finished Products:	0.22%
Auto Dealers, Gas Stations:	0.69%
Building Materials and Garden Supplies:	1.73%
Business Services:	13.19%
Chemicals and Allied Products:	10.62%
Communications:	2.83%
Depository Institutions:	2.19%
Durable Goods, Wholesale:	0.32%
Eating and Drinking Places:	1.08%
Electric, Gas, and Sanitary Services:	2.70%
Electronic and Other Electric Equipment:	4.47%
Engineering, Accounting, Research, Mgmt and Relation Services:	0.15%
Fabricated Metal Products:	0.64%
Food and Kindred Products:	3.07%
Food Stores:	0.56%
Furniture and Fixtures:	0.13%
General Merchandise:	1.60%
Heavy Construction Non-Building:	0.78%
Holding and Other Investment Offices:	1.60%
Home Furniture and Equipment:	0.58%
Hotels, Other Lodging Places:	0.22%
Industrial Machinery and Equipment:	8.59%
Instruments and Related Products:	7.54%
Insurance Carriers:	6.86%
Leather and Leather Products:	0.43%
Lumber and Wood Products:	1.17%
Metal Mining:	0.50%
Mining, Quarry Nonmetal Minerals:	0.06%
Miscellaneous Retail:	1.69%
Nondepository Institutions:	1.39%
Nondurable Goods-Wholesale:	1.79%
Oil and Gas Extraction:	6.28%
Paper and Allied Products:	0.35%
Petroleum Refining and Related Industries:	1.73%
Primary Metal Industries:	0.18%
Printing, Publishing, & Allied Lines:	0.18%
Railroad Transportation:	0.67%
Real Estate:	0.98%
Rubber & Miscellaneous Plastic Products:	0.31%
Security and Commodity Brokers:	1.17%
Service Necessity:	0.36%
Transportation By Air:	0.76%
Transportation Equipment:	1.60%
Transportation Services:	0.46%
Short-Term Investments:	3.15%
Other assets and liabilities, net	(0.71)%
Total net assets	100.00%

AVAILABILITY OF PORTFOLIO HOLDINGS AND PROXY VOTING POLICIES AND RECORD

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each of (1) the Fund’s Form N-Q, (2) a description of the policies and procedures that the Fund, its investment advisor and its sub-advisors use to determine how to vote proxies relating to its portfolio securities holdings, and (3) information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by contacting the Fund at 1.800.662.1106, va.help@af-group.com or P.O. Box 25520, Oklahoma City, OK 73125-0520.  The information is also available on the SEC’s website at http//www.sec.gov and at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

PARTICIPANTS’ BENEFITS

As a participant of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services that help you meet your investment needs.  Some of the services you currently enjoy are the following:

RE-INVESTMENT WITHOUT CHARGE

Dividends and interest from investment income, as well as capital gain contributions, are automatically re-invested without charge.

PROFESSIONAL MANAGEMENT

Knowledgeable, full-time management constantly monitors market opportunities for your fund.

CAPITAL FULLY INVESTED

Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

PERSONAL SERVICE

Continuous personal service is available to you through the team of American Fidelity-trained, salaried representatives or directly from the Annuity Services Department in our home office.

Board of Directors	DAVID R. CARPENTER, Chairman
American Fidelity	Executive Vice President
Dual Strategy	American Fidelity Corporation
Fund, Inc.
JO ANN DICKEY
Retired Senior Vice President – Internal Audit
American Fidelity Corporation

MARK H. McCUBBIN
Chief Executive Officer
McCubbin Hosiery, LLC

G. RAINEY WILLIAMS, JR.
President and Chief Operating Officer
Marco Holding Corporation
Safekeeping of Securities	InvestTrust, N.A.
Oklahoma City, Oklahoma
Independent Auditors	KPMG, LLP
Oklahoma City, Oklahoma
Underwriter	American Fidelity Securities, Inc.
Oklahoma City, Oklahoma
Member FINRA
Investment Advisor	American Fidelity Assurance Company
Oklahoma City, Oklahoma
Investment Sub-Advisors	Beck, Mack & Oliver LLC
New York, New York
Quest Investment Management, Inc.
Portland, Oregon
The Renaissance Group LLC (d/b/a Renaissance Investment Management)
Covington, Kentucky
WEDGE Capital Management LLP
Charlotte, North Carolina
Board of Directors	GREGORY S. ALLEN
American Fidelity	Chief Executive Officer
Assurance Company	Maine Street Holdings, Inc.
JOHN M. BENDHEIM, JR.
President
Bendheim Enterprises, Inc.
LYNDA L. CAMERON
Vice-President
Cameron Associates, Inc.
WILLIAM M. CAMERON
Chairman of the Board, President and Chief Executive Officer
American Fidelity Corporation
WILLIAM E. DURRETT
Senior Chairman of the Board
American Fidelity Corporation
CHARLES R. EITEL
Founder
Eitel & Armstrong Consulting
THEODORE M. ELAM
Attorney
McAfee and Taft A Professional Corporation
PAULA MARSHALL
Chief Executive Officer
The Bama Companies, Inc.
TOM J. MCDANIEL
President
American Fidelity Foundation
STEPHEN M. PRESCOTT, M.D.
Physician/Scientist and President
Oklahoma Medical Research Foundation

For More Information

To obtain information:

By telephone:
Call 1.800.662.1106

By mail Write to:
American Fidelity
Dual Strategy Fund, Inc.
P. O. Box 25520
Oklahoma City, OK 73125-0520

By E-mail Send your request to:
va.help@af-group.com

On the Internet Text-only versions of fund documents can be viewed online or downloaded from the SEC’s web site: http://www.sec.gov

You may also obtain copies of fund documents by visiting the SEC’s Public Reference Room in Washington, DC (phone 1.800.SEC.0330) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC  20549-6009.

2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106 1.800.662.1106
GVA-277	Information Published 8/2012

Item 2:	Code of Ethics Not applicable to Semi-Annual Report
Item 3:	Audit Committee Financial Expert Not applicable to Semi-Annual Report.
Item4:	Principal Accountant Fees and Services Not Applicable to Semi-Annual Report.
Item 5:	Audit Committee of Listed Registrants Not Applicable to Registrant.
Item 6:	Schedule of Investments Not Applicable. See Schedule of Portfolio Investments included in Item 1.
Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies Not Applicable to Registrant.
Item 8:	Portfolio Managers of Closed-End Management Investment Companies Not Applicable to Registrant.
Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers Not Applicable to Registrant.
Item 10:
Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures adopted by the Board on February 7, 2007 by which shareholders may recommend nominees to the Registrant’s Board of Directors.  Following are the procedures that were adopted by the Board in 2007:

“When formulating its director recommendations, the Board of Directors will consider any written recommendations received from shareholders of the Fund identifying the nominee and stating the nominee’s qualifications.  Shareholders can send recommendations to American Fidelity Dual Strategy Fund, Inc., Attention:  Corporate Secretary, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.  The Board of Directors evaluates all nominees for director in the same manner regardless of the source of the recommendation.

Nominees for director must possess the following minimum qualifications:  experience in the business community, proficiency in business matters (particularly investment, finance, legal or accounting matters), and exceptional personal integrity.  In identifying and evaluating nominees for director, including nominees recommended by shareholders, the Board of Directors will implement such processes as it deems appropriate, including, in its sole discretion, retaining a third party or third parties to identify or evaluate or assist in identifying or evaluating potential nominees. When formulating its director recommendations, the Board of Directors will also consider any advice and recommendations offered by the Fund’s executive officers.  However, at a minimum, each nominee for director must (i) meet the minimum qualifications set forth above, (ii) complete and sign the Fund’s Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors prior to his or her nomination and (iii) provide biographical information upon request.  Each director must, no less frequently than annually, complete and sign a Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors.”

Item 11:
Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the principal executive officer, and Robert D. Brearton, the principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12:	Exhibits
	(a)(1)	Not applicable to Semi-Annual Report.

	(a)(2)	Separate certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(a)(3)	Not applicable to Registrant.

	(b)	Certification of Principal Executive Officer and Principal Financial Officer required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By: Name: Title:	__/S/David R. Carpenter_________________ David R. Carpenter President and Principal Executive Officer

Date:  July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By: Name: Title:	__/S/David R. Carpenter_________________ David R. Carpenter President and Principal Executive Officer

Date:  July 24, 2012

By: Name: Title:	___/S/Robert D. Brearton________________ Robert D. Brearton Executive Vice President and Principal Financial Officer

Date:  July 24, 2012

Exhibit (a)(2)
OFFICER’S CERTIFICATION

I, David R. Carpenter, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)
disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: July 24, 2012	By: ___/S/David R. Carpenter__________________________ Name: David R. Carpenter Title: President & Principal Executive Officer

OFFICER’S CERTIFICATION

I, Robert D. Brearton, certify that:

1.      I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)
disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)
all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: July 24, 2012	By: ___/S/Robert D. Brearton_________ Name: Robert D. Brearton Title: Executive President & Principal Financial Officer

Exhibit (b)

Certification of Periodic Financial Report
Pursuant to Section 906 of the Sarbanes-Oxley Act

In connection with the Form N-CSR of the registrant for the period ended June 30, 2011, the undersigned hereby certify pursuant to Section 906 of the Sarbanes-Oxley Act that:

1.           The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) or 15(d) of the Securities Exchange Act of 1934, and

2.           The information contained in such N-CSR report fairly presents, in all material respects, the financial condition and results of operation of the registrant as of and for the periods presented in the report.

Dated:  July 24, 2012

____/S/David R. Carpenter____________________ Name: David R. Carpenter Title: President & Principal Executive Officer

____/S/Robert D. Brearton____________________ Name: Robert D. Brearton Title: Executive President & Principal Financial Officer